Stockholders' Equity and Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity and Accumulated Other Comprehensive Loss
Schedule of components of accumulated other comprehensive loss, net of related taxes

	Cumulative
	Foreign	Unrealized
	Currency	Gain (Loss)	Unrecognized
	Translation	on	Pension
(Millions of dollars)	Adjustment	Investments	Cost		Total
Balance December 31, 2013	$(155)	$—	$(27)		$(182)
Other comprehensive income (loss) before reclassifications	(39)	1	(35)		(73)
Amounts reclassified from accumulated other comprehensive loss to net earnings	—	—	2	(1)	2
Other comprehensive income (loss), net of tax	(39)	1	(33)		(71)
Balance December 31, 2014	$(194)	$1	$(60)		$(253)
Other comprehensive income (loss) before reclassifications	(34)	—	5		(29)
Amounts reclassified from accumulated other comprehensive income loss to net earnings	—	—	4	(1)	4
Other comprehensive income (loss), net of tax	(34)	—	9		(25)
Balance December 31, 2015	$(228)	$1	$(51)		$(278)

(1)  This primarily represents the amortization of actuarial losses that were included in net periodic pension cost and was recorded in operating income. See Note 9 for further discussion.